14. INCOME TAXES (Details 1)	Dec. 31, 2012	Dec. 31, 2011
Income Taxes Details 1
Federal Tax Rate	34.00%	34.00%
Effect of State taxes	8.00%	6.00%
Net Operating Loss Carry Forward	(9.00%)	(40.00%)
Federal AMT		2.00%
Others	3.00%
Total	36.00%	2.00%